Share Capital - Warrant Assumptions (Details) - Aris Unlisted Warrants	Dec. 31, 2023 shares
Expected volatility
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities	0.51
Liquidity discount
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities	0.02
Risk-free interest rate
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities	0.0388
Expected life of warrants
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities	1
Dividends yield
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities	0